INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of reconciliation of income taxes

The reconciliation of the difference between income taxes at the statutory rate and the income tax provision for the years ended:

	December 31 ,
	2016	2015
Computed tax at statutory rate	$(181,894)	$(76,270)
State taxes	(27,093)	(13,459)
Change in valuation allowance	208,988	89,729
Other	—	—
Provision (benefit) for taxes	$—	$—

Schedue of deferred tax assets

Deferred tax assets (liabilities) consist of the following:

	December 31 ,
	2016	2015
Deferred Tax Assets:
Accruals and reserves	$—	$—
Depreciation and amortization	—	—
Federal tax credit carryforwards	239,098	239,098
State tax credit carryforwards	340,399	340,399
Net operating loss	21,033,083	20,753,940
Goodwill amortization	—	—
ASC 718 stock compensation	—	—
Valuation allowance	(21,612,580)	(21,333,437)
Total deferred tax assets	$—	$—

Schedule of unrecognized tax benefits and carryforwards

We have unrecognized tax benefits attributable to losses and minimum tax credit carryforwards that were incurred by USHG prior to the merger in March 2004 as follows:

Balance at December 31, 2014	$9,635,824
Additions related to prior year tax positions	—
Additions related to current year tax positions	—
Reductions related to prior year tax positions and settlements
Balance at December 31, 2015	$9,635,824
Additions related to prior year tax positions	—
Additions related to current year tax positions	—
Reductions related to prior year tax positions and settlements	—
Balance at December 31, 2016	$9,635,824